State Street Institutional Investment Trust

SUPPLEMENT DATED OCTOBER 31, 2016

TO

SUMMARY PROSPECTUS

DATED APRIL 29, 2016,

AS SUPPLEMENTED

STATE STREET TARGET RETIREMENT 2055 FUND

Class A (SSDMX)

Class I (SSDOX)

Class K (SSDQX)

(the “Fund”)

Effective immediately, the following Underlying Fund names will change and all references in the Summary Prospectus are superseded as follows:

Current Name	New Name
SPDR Barclays TIPS ETF	SPDR Bloomberg Barclays TIPS ETF
SPDR Barclays 1-10 Year TIPS ETF	SPDR Bloomberg Barclays 1-10 Year TIPS ETF
SPDR Barclays High Yield Bond ETF	SPDR Bloomberg Barclays High Yield Bond ETF
SPDR Barclays Long Term Treasury ETF	SPDR Bloomberg Barclays Long Term Treasury ETF
SPDR Barclays Short Term Treasury ETF	SPDR Bloomberg Barclays Short Term Treasury ETF
SPDR Barclays Short Term Corporate Bond ETF	SPDR Bloomberg Barclays Short Term Corporate Bond ETF

These changes are made in connection with Bloomberg L.P. acquiring certain businesses from Barclays PLC and related changes to the names of certain indexes and Underlying Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SSIT2055SUMPROS1